UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                --------------

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC-BVI Partners
Address:          747 Third Avenue
                  27th Floor
                  New York, NY  10017

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
Title:            Vice President of Managing Partner
Phone:            (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                 New York, NY            May  , 2008
---------------------------      --------------------       -----------
    [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            -------------------

Form 13F Information Table Entry Total:              42
                                            ------------------

Form 13F Information Table Value Total:              $21,598
                                            ------------------
                                               (thousands)


List of Other Included Managers:

                                            NONE

            SC-BVI PARTNERS
               FORM 13F
                  FOR QUARTER ENDED March 31, 2008


                                                                                   ITEM 6:
                                                                            INVESTMENT DISCRETION
                                                                                     (b)                                ITEM 8:
                                                                                   Shares                               VOTING
                                                   ITEM 4:      ITEM 5:              as              ITEM 7:       AUTHORITY SHARES
                         ITEM 2:   ITEM 3:         Fair         Shares or          Define     (c)   Managers
       ITEM 1:          Title of   Cusip           Market       Principal     (a)    in      Shared    See         (a)    (b)    (c)
    Name of Issuer       Class     Number          Value        Amount        Sole Instr.V   Other  Instr.V       Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Abitibiowater Inc        Common    003687100      353,734      27,400 SH      27,400  --      --      --          27,400   --    --
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Ambase Corp.             Common    023164106       91,355     246,906 SH     246,906  --      --      --         246,906   --    --
------------------------------------------------------------------------------------------------------------------------------------
Berkeley Tech Inc.       Sponsored
                          ADR      08437M107      151,775     303,549 SH     303,549  --      --      --         303,549   --    --
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Bimini Capital Mgt       Common    090319104       42,214     136,616 SH     136,616  --      --      --         136,616   --    --
------------------------------------------------------------------------------------------------------------------------------------
Capital Southwest
 Corporation             Common    140501107    3,714,322      30,022 SH      30,022  --      --      --          30,022   --    --
------------------------------------------------------------------------------------------------------------------------------------
Captial Gold Corp        Common    14018Y106    1,418,826   1,957,002 SH   1,957,002  --      --      --       1,957,002   --    --
------------------------------------------------------------------------------------------------------------------------------------
Captial Gold Corp        Common    14018Y106       54,719     166,667 War-   166,667  --      --      --         166,667   --    --
                                                                       rant
------------------------------------------------------------------------------------------------------------------------------------
CGX Energy Inc           Common    125405100      492,037     177,802 SH     177,802  --      --      --         177,802   --    --
------------------------------------------------------------------------------------------------------------------------------------
Chaus Bernard            Common    162510200      114,587     224,680 SH     224,680  --      --      --         224,680   --    --
------------------------------------------------------------------------------------------------------------------------------------
Chief Consolidated
 Mining Co.              Common    168628105       62,316     207,720 SH     207,720  --      --      --         207,720   --    --
------------------------------------------------------------------------------------------------------------------------------------
Coalcorp Mining Inc      Common    190135103      191,716      79,651 SH      79,651  --      --      --          79,651   --    --
------------------------------------------------------------------------------------------------------------------------------------
Coalcorp Mining Inc      Common    190135103        1,496      30,000 War-    30,000  --      --      --          30,000   --    --
                                                                       rants
------------------------------------------------------------------------------------------------------------------------------------
Colombia Goldfields      Common    195305107          493         548 SH         548  --      --      --             548   --    --
------------------------------------------------------------------------------------------------------------------------------------
Defiant Resources Corp   Common    24477C107      620,626     342,412 SH     342,412  --      --      --         342,412   --    --
------------------------------------------------------------------------------------------------------------------------------------
Dundee Precious
 Metals Inc              Common    265269209      899,805     137,000 SH     137,000  --      --      --         137,000   --    --
------------------------------------------------------------------------------------------------------------------------------------
Excapsa Software Inc     Common    30066E107        2,248     785,301 SH     785,301  --      --      --         785,301   --    --
------------------------------------------------------------------------------------------------------------------------------------
Gold Hawk Res Inc        Common    38060Q109      109,472     274,000 SH     274,000  --      --      --         274,000   --    --
------------------------------------------------------------------------------------------------------------------------------------
Handelman Co.            Common    410252100       26,606     110,860 SH     110,860  --      --      --         110,860   --    --
------------------------------------------------------------------------------------------------------------------------------------
Heico Corp               Common-
                          Class A  422806208    2,712,480      69,143 SH      69,143  --      --      --          69,143   --    --
------------------------------------------------------------------------------------------------------------------------------------
Hollinger Inc            Common    43556C606       16,765     114,696 SH     114,696  --      --      --         114,696   --    --
------------------------------------------------------------------------------------------------------------------------------------
Jura Energy              Common    480272105        7,498      19,730 SH      19,730  --      --      --          19,730   --    --
------------------------------------------------------------------------------------------------------------------------------------
Liberty Homes Inc.       Common-
                          Class A  530582204       57,869      24,112 SH      24,112  --      --      --          24,112   --    --
------------------------------------------------------------------------------------------------------------------------------------
Liberty Homes Inc.       Common-
                          Class B  530582303       43,621      10,960 SH      10,960  --      --      --          10,960   --    --
------------------------------------------------------------------------------------------------------------------------------------
Limoneira Co             Common    532746104      120,560         548 SH         548  --      --      --             548   --    --
------------------------------------------------------------------------------------------------------------------------------------
Loon Energy Inc          Common    543921100      798,110   1,321,000 SH   1,321,000  --      --      --       1,321,000   --    --
------------------------------------------------------------------------------------------------------------------------------------
Mcrae Industries         Common    582757209      182,114      10,905 SH      10,905  --      --      --          10,905   --    --
------------------------------------------------------------------------------------------------------------------------------------
MDU Communication
 Int'l Inc               Common    582828109      684,743   1,521,652 SH   1,521,652  --      --      --       1,521,652   --    --
------------------------------------------------------------------------------------------------------------------------------------
Medoro Resources Ltd     Common    58503R209       85,040     191,798 SH     191,798  --      --      --         191,798   --    --
------------------------------------------------------------------------------------------------------------------------------------
National Atlantic
 Holdings                Common    63253Y107    1,674,343     281,876 SH     281,876  --      --      --         281,876   --    --
------------------------------------------------------------------------------------------------------------------------------------
Nevsun Resources Ltd     Common    64156L101      895,804     519,364 SH     519,364  --      --      --         519,364   --    --
------------------------------------------------------------------------------------------------------------------------------------
Next Inc.                Common    65336T104       14,248     109,600 SH     109,600  --      --      --         109,600   --    --
------------------------------------------------------------------------------------------------------------------------------------
Oakwood Homes            Common    674098207           56      28,058 SH      28,058  --      --      --          28,058   --    --
------------------------------------------------------------------------------------------------------------------------------------
Petrofalcon Corp         Common    716474101      887,790     959,000 SH     959,000  --      --      --         959,000   --    --
------------------------------------------------------------------------------------------------------------------------------------
Quanta Capital Holdings  Common    B0147K9 US   3,117,105   1,801,795 SH   1,801,795  --      --      --       1,801,795   --    --
------------------------------------------------------------------------------------------------------------------------------------
Rusoro Mining            Common    782227102      240,301     164,398 SH     164,398  --      --      --         164,398   --    --
------------------------------------------------------------------------------------------------------------------------------------
Shermen WSC Acquisition  Common    824197115        7,979      61,376 War-    61,376  --      --      --          61,376   --    --
                                                                       rants
------------------------------------------------------------------------------------------------------------------------------------
Sielox                   Common    82620E107      187,416     749,664 SH     749,664  --      --      --         749,664   --    --
------------------------------------------------------------------------------------------------------------------------------------
Silk Road Resources      Common    827101106       45,590      68,800 SH      68,800  --      --      --          68,800   --    --
------------------------------------------------------------------------------------------------------------------------------------
Simon Worldwide Inc.     Common    828815100       47,130     109,604 SH     109,604  --      --      --         109,604   --    --
------------------------------------------------------------------------------------------------------------------------------------
Sunridge Gold Corp       Common    86769Q102      429,881     383,603 SH     383,603  --      --      --         383,603   --    --
------------------------------------------------------------------------------------------------------------------------------------
Transworld Corp          Common    89336R207      991,044     257,414 SH     257,414  --      --      --         257,414   --    --
------------------------------------------------------------------------------------------------------------------------------------
Truestar Petroleum Corp  Common    897867107        2,248     115,344 SH     115,344  --      --      --         115,344   --    --
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                                               21,598,081